Fair value of assets and liabilities - Valuation techniques and range of unobservable inputs (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 137,580	€ 123,015
Financial assets at fair value through other comprehensive income	46,389	41,116
Financial liabilities at fair value through profit or loss	86,900	94,638
- Debt securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	42,219	38,281
Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	10,734	8,179
Financial assets at fair value through other comprehensive income	270	938
Total financial assets	11,005	9,118	€ 7,526
Financial liabilities at fair value through profit or loss	770	729
Financial liabilities, at fair value	€ 770	€ 729	€ 732
Level 3 | - Debt securities | Price (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	95.85%
Level 3 | - Debt securities | Price (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	100.00%
Level 3 | - Debt securities | Price (price per share) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share) | € / shares	327	97
Level 3 | - Debt securities | Price (price per share) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share) | € / shares	520	236
Level 3 | - Debt securities | Credit spread (bps) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread		0.0094
Level 3 | - Debt securities | Credit spread (bps) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread		0.0094
Level 3 | Loans and advances
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 1,565	€ 2,298
Financial liabilities at fair value through profit or loss	€ 0	€ 13
Level 3 | Loans and advances | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 | Loans and advances | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	107.00%	117.00%
Level 3 | Loans and advances | Credit spread (bps) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0576	0.0001
Level 3 | Loans and advances | Credit spread (bps) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0629	0.0012
Level 3 | Loans and advances | Prepayment rate (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.02
Level 3 | Loans and advances | Prepayment rate (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	1
Level 3 | (Reverse) repos
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 5,050	€ 1,832
Level 3 | (Reverse) repos | Interest rate (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.02
Level 3 | (Reverse) repos | Interest rate (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.02
Level 3 | Structured notes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Financial liabilities at fair value through profit or loss	€ 67	€ 47
Level 3 | Structured notes | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	93.00%	88.00%
Level 3 | Structured notes | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	104.00%	96.00%
Level 3 | Structured notes | Credit spread (bps) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread		0.0100
Level 3 | Structured notes | Credit spread (bps) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread		0.0101
Level 3 | Structured notes | Equity volatility (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		9.00%
Level 3 | Structured notes | Equity volatility (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		23.00%
Level 3 | Structured notes | Equity/Equity correlation | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, correlation	0.7	0.8
Level 3 | Structured notes | Equity/Equity correlation | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, correlation	0.7	0.9
Level 3 | Structured notes | Equity/FX correlation | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, correlation		(0.2)
Level 3 | Structured notes | Equity/FX correlation | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, correlation		0.6
Level 3 | Structured notes | Dividend yield (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		0.00%
Level 3 | Structured notes | Dividend yield (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		4.00%
Level 3 | Structured notes | Prepayment rate (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.9959
Level 3 | Structured notes | Prepayment rate (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	1.0009
Level 3 | Derivatives at rates
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 413	€ 283
Financial liabilities at fair value through profit or loss	€ 389	€ 301
Level 3 | Derivatives at rates | Interest rate volatility (bps) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread		0.0001
Level 3 | Derivatives at rates | Interest rate volatility (bps) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread		0.0003
Level 3 | Derivatives at rates | Prepayment rate (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		0.00%
Level 3 | Derivatives at rates | Prepayment rate (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		0.00%
Level 3 | Derivatives at rates | Reset spread (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	2.00%
Level 3 | Derivatives at rates | Reset spread (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	2.00%
Level 3 | Derivatives at foreign exchange
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 6	€ 2
Financial liabilities at fair value through profit or loss	€ 8	€ 3
Level 3 | Derivatives at foreign exchange | Implied volatility (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	2.00%	3.00%
Level 3 | Derivatives at foreign exchange | Implied volatility (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	15.00%	18.00%
Level 3 | Derivative at credit
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 39	€ 216
Financial liabilities at fair value through profit or loss	€ 241	€ 343
Level 3 | Derivative at credit | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 | Derivative at credit | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	100.00%	100.00%
Level 3 | Derivative at credit | Credit spread (bps) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0	0.0003
Level 3 | Derivative at credit | Credit spread (bps) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.0091	0.0149
Level 3 | Derivatives at equity
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 10	€ 20
Financial liabilities at fair value through profit or loss	€ 47	€ 17
Level 3 | Derivatives at equity | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		0.00%
Level 3 | Derivatives at equity | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		21.00%
Level 3 | Derivatives at equity | Equity volatility (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	7.00%	12.00%
Level 3 | Derivatives at equity | Equity volatility (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	81.00%	75.00%
Level 3 | Derivatives at equity | Equity/Equity correlation | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, correlation	0.0	0.2
Level 3 | Derivatives at equity | Equity/Equity correlation | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, correlation	1.0	1.0
Level 3 | Derivatives at equity | Equity/FX correlation | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, correlation	(0.6)	(0.5)
Level 3 | Derivatives at equity | Equity/FX correlation | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, correlation	0.6	1.0
Level 3 | Derivatives at equity | Dividend yield (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 | Derivatives at equity | Dividend yield (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	33.00%	14.00%
Level 3 | Other derivatives
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 6	€ 14
Financial liabilities at fair value through profit or loss	€ 9	€ 7
Level 3 | Other derivatives | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, correlation	68
Level 3 | Other derivatives | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	6800.00%
Level 3 | Other derivatives | Commodity volatility (%) | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	13.10%	11.00%
Level 3 | Other derivatives | Commodity volatility (%) | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	61.00%	94.00%
Level 3 | Other derivatives | Com/FX correlation | Minimum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, correlation	(0.40)
Level 3 | Other derivatives | Com/FX correlation | Maximum | Option pricing model
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, correlation	(0.25)
Level 3 | Loan and advances at FVOCI
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income		€ 676
Level 3 | Loan and advances at FVOCI | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		85.00%
Level 3 | Loan and advances at FVOCI | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage		96.00%
Level 3 | Equity at FVOCI
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	€ 270	€ 263
Level 3 | Equity at FVOCI | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	122.00%	122.00%
Level 3 | Equity at FVOCI | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	122.00%	122.00%
Level 3 | Equity at FVOCI | Credit spread (bps) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.000567	0.00052
Level 3 | Equity at FVOCI | Credit spread (bps) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, basis point spread	0.000576	0.00052
Level 3 | Equity at FVOCI | Interest rate (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	1.50%	4.00%
Level 3 | Equity at FVOCI | Interest rate (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	3.50%	4.00%
Level 3 | Equity at FVOCI | Payout ratio (%) | Minimum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	70.00%
Level 3 | Equity at FVOCI | Payout ratio (%) | Maximum | Present value techniques
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	90.00%
Level 3 | Equity securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 141	€ 150
Level 3 | Equity securities | Price (price per share) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share) | € / shares	0	0
Level 3 | Equity securities | Price (price per share) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, price (in EUR per share) | € / shares	5,475	5,457
Level 3 | - Debt securities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through profit or loss	€ 3,504	€ 3,364
Financial assets at fair value through other comprehensive income	0	0
Financial liabilities at fair value through profit or loss	€ 10	€ 0
Level 3 | - Debt securities | - Debt securities | Price (%) | Minimum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	0.00%	0.00%
Level 3 | - Debt securities | - Debt securities | Price (%) | Maximum | Price based
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable inputs, percentage	120.00%	122.00%